FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	$ 7,068	$ 6,021
Total capital securities	3,085	3,033
Total financial liabilities	62,406	62,047
Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total financial assets	2,060	1,682	$ 1,371
Total financial liabilities	859	863	$ 922
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	2,200	1,719
Securities designated as FVTOCI	108	86
Derivative assets	144	236
Total financial assets	2,452	2,041
Total capital securities	859	863
Derivative financial liabilities	498	688
Total financial liabilities	1,357	1,551
Fair value | Level 1
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	17	0
Securities designated as FVTOCI	13	0
Derivative assets	0	0
Total financial assets	30	0
Total capital securities	0	0
Derivative financial liabilities	0	0
Total financial liabilities	0	0
Fair value | Level 2
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	218	123
Securities designated as FVTOCI	0	0
Derivative assets	144	236
Total financial assets	362	359
Total capital securities	0	0
Derivative financial liabilities	498	688
Total financial liabilities	498	688
Fair value | Level 3
Disclosure of maturity analysis for derivative financial liabilities [line items]
Securities designated as FVTPL	1,965	1,596
Securities designated as FVTOCI	95	86
Derivative assets	0	0
Total financial assets	2,060	1,682
Total capital securities	859	863
Derivative financial liabilities	0	0
Total financial liabilities	$ 859	$ 863